Financial Instruments carried at Fair Value (Tables)	6 Months Ended
Jun. 30, 2020
Financial Instruments carried at Fair Value [Abstract]
Carrying Value of The Financial Instruments held at Fair Value [text block table]

Carrying value of the financial instruments held at fair value[1]

	Jun 30, 2020			Dec 31, 2019
in € m.	Quoted prices in active market (Level 1)	Valuation technique observable parameters (Level 2)	Valuation technique unobservable parameters (Level 3)	Quoted prices in active market (Level 1)	Valuation technique observable parameters (Level 2)	Valuation technique unobservable parameters (Level 3)
Financial assets held at fair value:
Trading assets	47,300	60,619	9,039	44,595	56,713	9,567
Trading securities	47,102	54,704	3,035	44,427	50,128	3,430
Other trading assets	198	5,915	6,004	168	6,584	6,137
Positive market values from derivative financial instruments	5,944	357,053	9,915	2,682	322,082	8,167
Non-trading financial assets mandatory at fair value through profit or loss	3,151	73,792	4,872	3,806	77,818	5,278
Financial assets designated at fair value through profit or loss	0	383	1	0	0	7
Financial assets at fair value through other comprehensive income	29,543	15,379	1,311	30,924	13,529	1,050
Other financial assets at fair value	24	9,574[2]	249	2	7,366[2]	363
Total financial assets held at fair value	85,962	516,801	25,387	82,009	477,507	24,431

Financial liabilities held at fair value:
Trading liabilities	28,459	15,044	0	23,873	13,152	41
Trading securities	28,458	14,560	0	23,862	12,828	2
Other trading liabilities	1	484	0	11	324	38
Negative market values from derivative financial instruments	5,816	341,732	8,131	2,841	307,013	6,652
Financial liabilities designated at fair value through profit or loss	0	52,538	1,522	0	48,378	1,954
Investment contract liabilities	0	506	0	0	544	0
Other financial liabilities at fair value	911	3,755[2]	(292)[3]	527	4,609[2]	(34)[3]
Total financial liabilities held at fair value	35,186	413,575	9,361	27,241	373,697	8,612

[1] Amounts in this table are generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments, as described in Note 1 "Significant Accounting Policies and Critical Accounting Estimates" of the Annual Report 2019.

[2] Predominantly relates to derivatives qualifying for hedge accounting.

[3] Relates to derivatives, which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated. The separated embedded derivatives may have a positive or a negative fair value but have been presented in this table to be consistent with the classification of the host contract. The separated embedded derivatives are held at fair value on a recurring basis and have been split between the fair value hierarchy classifications.

Reconciliation of Financial Instruments Categorized in Level 3 [text block table]

Reconciliation of financial instruments classified in level 3

	Jun 30, 2020
in € m.	Balance, beginning of year	Changes in the group of consoli- dated com- panies	Total gains/ losses[1]	Purchases	Sales	Issu- ances[2]	Settle- ments[3]	Transfers into Level 3[4]	Transfers out of Level 3[4]	Balance, end of period
Financial assets held at fair value:
Trading securities	3,430	0	(72)	1,101	(1,477)	0	(135)	610	(421)	3,035
Positive market values from derivative finan- cial instruments	8,167	0	1,965	0	0	0	(307)	1,651	(1,560)	9,915
Other trading assets	6,137	0	(312)	490	(1,143)	919	(515)	660	(232)	6,004
Non-trading financial assets mandatory at fair value through profit or loss	5,278	0	(38)	161	(181)	199	(426)	667	(787)	4,872
Financial assets designated at fair value through profit or loss	7	0	0	0	0	0	0	0	(6)	1
Financial assets at fair value through other comprehensive income	1,050	0	(19)[5]	292	0	0	(99)	333	(246)	1,311
Other financial assets at fair value	363	0	1	0	0	0	(1)	79	(194)	249
Total financial assets held at fair value	24,431	0	1,525[6,7]	2,044	(2,801)	1,118	(1,483)	4,000	(3,447)	25,387
Financial liabilities held at fair value:
Trading securities	2	0	(0)	0	0	0	(0)	0	(2)	0
Negative market values from derivative financial instruments	6,652	0	1,521	0	0	0	3	1,273	(1,318)	8,131
Other trading liabilities	38	0	(1)	0	0	0	(9)	0	(28)	0
Financial liabilities designated at fair value through profit or loss	1,954	0	(40)	0	0	146	(509)	180	(208)	1,522
Other financial liabilities at fair value	(34)	0	(221)	0	0	0	(1)	8	(44)	(292)
Total financial liabilities held at fair value	8,612	0	1,259[6,7]	0	0	146	(516)	1,462	(1,601)	9,361

[1] Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the consolidated statement of income. The balance also includes net gains (losses) on financial assets at fair value through other comprehensive income reported in the consolidated statement of income and unrealized net gains (losses) on financial assets at fair value through other comprehensive income and exchange rate changes reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in level 1 or level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within level 3 of the fair value hierarchy; the gains and losses presented below are attributable to movements in both the observable and unobservable parameters.

[2]Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower.

[3]Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes principal on maturity, principal amortizations and principal repayments. For derivatives all cash flows are presented in settlements.

[4]Transfers in and transfers out of level 3 are related to changes in observability of input parameters. During the period they are recorded at their fair value at the beginning of year. For instruments transferred into level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly for instruments transferred out of level 3 the table does not show any gains or losses or cash flows on the instruments during the period since the table is presented as if they have been transferred out at the beginning of the year.

[5] Total gains and losses on financial assets mandatory at fair value through OCI include a loss of € 14 million recognized in other comprehensive income, net of tax.

[6]This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a loss of € 119 million and for total financial liabilities held at fair value this is a gain of € 12 million. The effect of exchange rate changes is reported in accumulated other comprehensive income, net of tax.

[7]For assets, positive balances represent gains, negative balances represent losses. For liabilities, positive balances represent losses, negative balances represent gains.

	Jun 30, 2019
in € m.	Balance, beginning of year	Changes in the group of consoli- dated com- panies	Total gains/ losses[1]	Purchases	Sales	Issu- ances[2]	Settle- ments[3]	Transfers into Level 3[4]	Transfers out of Level 3[4]	Balance, end of period
Financial assets held at fair value:
Trading securities	4,086	0	127	1,168	(1,157)	0	(240)	964	(946)	4,002
Positive market values from derivative finan- cial instruments	8,309	20	1,228	0	0	0	(191)	1,910	(2,321)	8,955
Other trading assets	5,676	(75)	126	292	(782)	924	(649)	428	(579)	5,363
Non-trading financial assets mandatory at fair value through profit or loss	6,066	(0)	101	1,071	(201)	348	(1,202)	735	(1,816)	5,101
Financial assets designated at fair value through profit or loss	0	0	0	34	0	0	0	0	0	35
Financial assets at fair value through other comprehensive income	268	0	8[5]	210	(0)	0	(0)	99	(142)	444
Other financial assets at fair value	207	0	0	0	0	0	0	0	47	254
Total financial assets held at fair value	24,614	(55)	1,590[6,7]	2,776	(2,140)	1,272	(2,282)	4,135	(5,757)	24,153
Financial liabilities held at fair value:
Trading securities	0	0	0	0	0	0	0	0	0	0
Negative market values from derivative financial instruments	6,289	0	1,322	0	0	0	(156)	1,961	(1,457)	7,960
Other trading liabilities	15	0	(1)	0	0	0	0	2	0	16
Financial liabilities designated at fair value through profit or loss	2,021	(77)	108	0	0	271	(319)	571	(60)	2,514
Other financial liabilities at fair value	(611)	0	222	0	0	0	23	(8)	(3)	(378)
Total financial liabilities held at fair value	7,714	(77)	1,652[6,7]	0	0	271	(453)	2,525	(1,519)	10,113

[1] Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the consolidated statement of income. The balance also includes net gains (losses) on financial assets available for sale reported in the consolidated statement of income and unrealized net gains (losses) on financial assets available for sale and exchange rate changes reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in level 1 or level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within level 3 of the fair value hierarchy; the gains and losses presented below are attributable to movements in both the observable and unobservable parameters.

[2] Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower.

[3]Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes principal on maturity, principal amortizations and principal repayments. For derivatives all cash flows are presented in settlements.

[4]Transfers in and transfers out of level 3 are related to changes in observability of input parameters. During the period they are recorded at their fair value at the beginning of year. For instruments transferred into level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly for instruments transferred out of level 3 the table does not show any gains or losses or cash flows on the instruments during the period since the table is presented as if they have been transferred out at the beginning of the year.

[5] Total gains and losses on financial assets mandatory at fair value through OCI include a gain of € 6 million recognized in other comprehensive income, net of tax.

[6]This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a gain of € 42 million and for total financial liabilities held at fair value this is a loss of € 6 million. The effect of exchange rate changes is reported in accumulated other comprehensive income, net of tax.

[7]For assets, positive balances represent gains, negative balances represent losses. For liabilities, positive balances represent losses, negative balances represent gains.

Sensitivity Analysis by Type of Instrument [text block table]

Breakdown of the sensitivity analysis by type of instrument[1]

	Jun 30, 2020		Dec 31, 2019
in € m.	Positive fair value movement from using reasonable possible alternatives	Negative fair value movement from using reasonable possible alternatives	Positive fair value movement from using reasonable possible alternatives	Negative fair value movement from using reasonable possible alternatives
Securities:
Debt securities	248	136	256	108
Commercial mortgage-backed securities	5	2	4	1
Mortgage and other asset-backed securities	21	24	37	20
Corporate, sovereign and other debt securities	222	111	215	86
Equity securities	62	92	62	85
Derivatives:
Credit	261	167	189	123
Equity	299	275	168	128
Interest related	378	359	312	303
Foreign exchange	34	29	44	39
Other	93	80	116	101
Loans:
Loans	561	406	525	264
Other	0	0	0	0
Total	1,936	1,544	1,673	1,151

[1] Where the exposure to an unobservable parameter is offset across different instruments then only the net impact is disclosed in the table.

Quantitative Information about Fair Value (Level 3) [text block table]

Financial instruments classified in level 3 and quantitative information about unobservable inputs

	Jun 30, 2020
	Fair value
in € m. (unless stated otherwise)	Assets	Liabilities	Valuation technique(s)1	Significant unobservable input(s) (Level 3)	Range
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value
Mortgage- and other asset-backed securities held for trading:
Commercial mortgage-backed securities	20	0	Price based	Price	0%	108%
			Discounted cash flow	Credit spread (bps)	182	1,470
Mortgage- and other asset-backed securities	176	0	Price based	Price	0%	101%
			Discounted cash flow	Credit spread (bps)	137	1,813
				Recovery rate	25%	75%
				Constant default rate	1%	3%
				Constant prepayment rate	3%	24%
Total mortgage- and other asset-backed securities	196	0
Debt securities and other debt obligations	3,773	1,263	Price based	Price	0%	204%
Held for trading	2,768	0	Discounted cash flow	Credit spread (bps)	285	614
Corporate, sovereign and other debt securities	2,768
Non-trading financial assets mandatory at fair value through profit or loss	976
Designated at fair value through profit or loss	0	1,263
Financial assets at fair value through other comprehensive income	29
Equity securities	976	0	Market approach	Price per net asset value	0%	107%
Held for trading	71	0		Enterprise value/EBITDA (multiple)	5	16
Non-trading financial assets mandatory at fair value through profit or loss	905		Discounted cash flow	Weighted average cost capital	8%	20%
Loans	8,454	0	Price based	Price	0%	276%
Held for trading	5,988	0	Discounted cash flow	Credit spread (bps)	110	5,519
Non-trading financial assets mandatory at fair value through profit or loss	1,184			Constant default rate	0%	0%
Designated at fair value through profit or loss	0	0		Recovery rate	35%	85%
Financial assets at fair value through other comprehensive income	1,282
Loan commitments	0	4	Discounted cash flow	Credit spread (bps)	6	1,061
				Recovery rate	25%	85%
			Loan pricing model	Utilization	0%	75%
Other financial instruments	1,838[2]	257[3]	Discounted cash flow	IRR	7%	46%
				Repo rate (bps.)	1	66
Total non-derivative financial instruments held at fair value	15,237	1,524

[1] Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position.

[2] Other financial assets include € 16 million of other trading assets, € 1.8 billion of other financial assets mandatory at fair value and € 1 million of other financial assets designated at fair value.

[3]Other financial liabilities include € 199 million of securities sold under repurchase agreements designated at fair value and € 58 million of other financial liabilities designated at fair value.

	Dec 31, 2019
	Fair value
in € m. (unless stated otherwise)	Assets	Liabilities	Valuation technique(s)1	Significant unobservable input(s) (Level 3)		Range
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value
Mortgage- and other asset-backed securities held for trading:
Commercial mortgage-backed securities	33	0	Price based	Price	0%	3623%
			Discounted cash flow	Credit spread (bps)	102	1,899
Mortgage- and other asset-backed securities	225	0	Price based	Price	0%	101%
			Discounted cash flow	Credit spread (bps)	54	2,460
				Recovery rate	25%	75%
				Constant default rate	1%	4%
				Constant prepayment rate	3%	24%
Total mortgage- and other asset-backed securities	258	0
Debt securities and other debt obligations	4,698	1,679	Price based	Price	0%	203%
Held for trading	3,090	2	Discounted cash flow	Credit spread (bps)	15	460
Corporate, sovereign and other debt securities	3,090
Non-trading financial assets mandatory at fair value through profit or loss	1,552
Designated at fair value through profit or loss	0	1,676
Financial assets at fair value through other comprehensive income	56
Equity securities	996	0	Market approach	Price per net asset value	0%	101%
Held for trading	82	0		Enterprise value/EBITDA (multiple)	5	17
Non-trading financial assets mandatory at fair value through profit or loss	914		Discounted cash flow	Weighted average cost capital	0%	20%
Loans	8,302	38	Price based	Price	0%	341%
Held for trading	6,110	38	Discounted cash flow	Credit spread (bps)	11	1,209
Non-trading financial assets mandatory at fair value through profit or loss	1,193			Constant default rate	0%	0%
Designated at fair value through profit or loss	6	0		Recovery rate	35%	90%
Financial assets at fair value through other comprehensive income	993
Loan commitments	0	1	Discounted cash flow	Credit spread (bps)	8	979
				Recovery rate	25%	95%
			Loan pricing model	Utilization	0%	84%
Other financial instruments	1,654[2]	278[3]	Discounted cash flow	IRR	7%	46%
				Repo rate (bps.)	5	271
Total non-derivative financial instruments held at fair value	15,908	1,996

[1]Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position.

[2]Other financial assets include € 28 million of other trading assets, € 1.6 billion of other financial assets mandatory at fair value.

[3]Other financial liabilities include € 186 million of securities sold under repurchase agreements designated at fair value and € 92 million of other financial liabilities designated at fair value.

Jun 30, 2020
Fair value
in € m. (unless stated otherwise)	Assets	Liabilities	Valuation technique(s)	Significant unobservable input(s) (Level 3)	Range
Financial instruments held at fair value:
Market values from derivative financial instruments:
Interest rate derivatives	5,581	3,849	Discounted cash flow	Swap rate (bps)	(71)	803
				Inflation swap rate	(1) %	3%
				Constant default rate	0%	10%
				Constant prepayment rate	3%	41%
			Option pricing model	Inflation volatility	0%	8%
				Interest rate volatility	0%	156%
				IR - IR correlation	(25) %	99%
				Hybrid correlation	(70) %	100%
Credit derivatives	648	800	Discounted cash flow	Credit spread (bps)	0	31,205
				Recovery rate	0%	75%
			Correlation pricing model	Credit correlation	15%	68%
Equity derivatives	1,148	1,645	Option pricing model	Stock volatility	4%	100%
				Index volatility	15%	100%
				Index - index correlation	1	1
				Stock - stock correlation	0%	97%
				Stock Forwards	0%	8%
				Index Forwards	0%	6%
FX derivatives	2,002	1,585	Option pricing model	Volatility	(18) %	64%
Other derivatives	772	(43)[1]	Discounted cash flow	Credit spread (bps)	-	-
			Option pricing model	Index volatility	12%	136%
				Commodity correlation	16%	86%
Total market values from derivative financial instruments	10,150	7,837

[1]Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated.

Dec 31, 2019
Fair value
in € m. (unless stated otherwise)	Assets	Liabilities	Valuation technique(s)	Significant unobservable input(s) (Level 3)	Range
Financial instruments held at fair value:
Market values from derivative financial instruments:
Interest rate derivatives	4,941	3,387	Discounted cash flow	Swap rate (bps)	(69)	668
				Inflation swap rate	0%	3%
				Constant default rate	0%	13%
				Constant prepayment rate	2%	59%
			Option pricing model	Inflation volatility	0%	5%
				Interest rate volatility	0%	33%
				IR - IR correlation	(25) %	99%
				Hybrid correlation	(70) %	100%
Credit derivatives	618	822	Discounted cash flow	Credit spread (bps)	0	18,812
				Recovery rate	0%	75%
			Correlation pricing model	Credit correlation	33%	84%
Equity derivatives	834	1,132	Option pricing model	Stock volatility	4%	93%
				Index volatility	4%	69%
				Index - index correlation	1	1
				Stock - stock correlation	18%	93%
				Stock Forwards	0%	18%
				Index Forwards	0%	5%
FX derivatives	1,320	1,158	Option pricing model	Volatility	(12) %	27%
Other derivatives	810	117[1]	Discounted cash flow	Credit spread (bps)	-	-
			Option pricing model	Index volatility	7%	67%
				Commodity correlation	5%	86%
Total market values from derivative financial instruments	8,524	6,616

[1]Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated.

Unrealized Gains or Losses on Level 3 Instruments Held or in Issue at the Reporting Date [text block table]
	Six months ended
in € m.	Jun 30, 2020	Jun 30, 2019
Financial assets held at fair value:
Trading securities	(30)	121
Positive market values from derivative financial instruments	2,300	1,476
Other trading assets	(207)	62
Non-trading financial assets mandatory at fair value through profit or loss	40	94
Financial assets designated at fair value through profit or loss	1	0
Financial assets at fair value through other comprehensive income	(0)	0
Other financial assets at fair value	8	15
Total financial assets held at fair value	2,111	1,769
Financial liabilities held at fair value:
Trading securities	0	(0)
Negative market values from derivative financial instruments	(1,787)	(1,516)
Other trading liabilities	0	1
Financial liabilities designated at fair value through profit or loss	41	(107)
Other financial liabilities at fair value	219	(206)
Total financial liabilities held at fair value	(1,527)	(1,829)
Total	584	(60)

Recognitions of Trade Date Profit [text block table]
in € m.	Jun 30, 2020	Jun 30, 2019
Balance, beginning of year	441	531
New trades during the period	205	73
Amortization	(70)	(60)
Matured trades	(85)	(76)
Subsequent move to observability	(9)	(34)
Exchange rate changes	(1)	1
Balance, end of period	480	434